Organization and Significant Accounting Policies (Detail Textuals)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Percentage of deposit due at the time of contract execution	50.00%
Proportion of monthly invoice recorded as recurring VOD revenue	100.00%
Outstanding stock options and warrants (in shares)	2,505,421	1,069,054
Arista Communications, LLC
Percentage of interest in subsidiary Arista Communications, LLC	50.00%